Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants
Number of warrants issued	26,724,000
Number of warrants exercised		428,572
Number of warrants outstanding		9,200,000
Warrants expiration term	3 years
December 2020
Warrants
Number of warrants issued		2,514,285
Number of warrants expired/ cancelled		(2,514,285)
Exercise price of warrants		$ 3.50
Warrants expiration term		2 years
February 2021
Warrants
Number of warrants issued		342,857
Number of warrants expired/ cancelled		(342,857)
Exercise price of warrants		$ 3.50
Warrants expiration term		18 months
August 2021
Warrants
Number of warrants issued	299,000	999,997
Number of warrants outstanding		999,997
Exercise price of warrants		$ 3.50
Warrants expiration term		3 years
August 2021 | Maximum
Warrants
Exercise price of warrants	$ 18.75
August 2021 | Minimum
Warrants
Exercise price of warrants	$ 10.00
September 2021
Warrants
Number of warrants issued	300,000	428,571
Number of warrants outstanding		428,571
Exercise price of warrants	$ 5.00	$ 3.50
Warrants expiration term		3 years
February 2023 ~ June 2023
Warrants
Number of warrants issued	2,115,000	7,685,717
Number of warrants exercised		(428,572)
Number of warrants outstanding		7,257,145
Exercise price of warrants		$ 3.50
Warrants expiration term		3 years
February 2023 ~ June 2023 | Maximum
Warrants
Exercise price of warrants	$ 18.75
February 2023 ~ June 2023 | Minimum
Warrants
Exercise price of warrants	$ 10.00
July 2023
Warrants
Number of warrants issued	80,000	228,572
Number of warrants outstanding		228,572
Exercise price of warrants	$ 10.00	$ 3.50
Warrants expiration term		3 years
October 2023
Warrants
Number of warrants issued	100,000	285,715
Number of warrants outstanding		285,715
Exercise price of warrants	$ 10.00	$ 3.50
Warrants expiration term		3 years
:Public And Private Placement Warrants [Member]
Warrants
Number of warrants issued	23,830,000
Exercise price of warrants	$ 11.50